UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 07, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     143968


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos Inc      COMMON              035229103    42980   662448     X    SOLE                   662448
Anheuser Busch Dec 65 Call  OPTION              035229103      800     2222     X    SOLE                     2222
Applied Biosystems Inc.     COMMON              038149100     8396   245145     X    SOLE                   245145
BCE Inc Jan 40 Call         OPTION              05534B760       25      186     X    SOLE                      186
Churchill Ventures Ltd      WARRANT             17157P117        8    72004     X    SOLE                    72004
Churchuill Ventures Ltd     COMMON              17157P109      447    57286     X    SOLE                    57286
General Electric Dec 20 Put OPTION              369604103       47      482     X    SOLE                      482
General Finance Corp        COMMON              369822101     2508   398095     X    SOLE                   398095
GHL Acquisition Corp        COMMON              36172H108      892    96943     X    SOLE                    96943
Ghl Acquisition Corp        WARRANT             36172H116       28    43689     X    SOLE                    43689
Golden Pond Healthcare Inc  WARRANT             38116J117       29   114325     X    SOLE                   114325
Golden Pond Healthcare Inc  COMMON              38116J109      795   110398     X    SOLE                   110398
Hercules Inc                COMMON              427056106     8808   445090     X    SOLE                   445090
Hicks Acquisition Co I Inc  COMMON              429086309     1239   138485     X    SOLE                   138485
Imclone Sys Inc             COMMON              45245W109     4101    65729     X    SOLE                    65729
IShares Trust DJ US Real EstCOMMON              464287739     9318   150415     X    SOLE                   150415
Liberty Acquisition Hldgs CoWARRANT             53015Y115      208   296458     X    SOLE                   296458
Liberty Acquisition Hldgs CoCOMMON              53015Y107     3092   355855     X    SOLE                   355855
Liberty Media Corp Series A COMMON              53071M500     1614    64626     X    SOLE                    64626
Northwestern Corp           COMMON              668074305      708    28164     X    SOLE                    28164
Nrdc Acquisition Corp       WARRANT             62941R110       46   183623     X    SOLE                   183623
NRDC Acquisition Corp       COMMON              62941R102     1418   157519     X    SOLE                   157519
Philadelphia Cons Hldg Corp COMMON              717528103     7567   129203     X    SOLE                   129203
Rohm and Haas Co            COMMON              775371107    13638   194833     X    SOLE                   194833
S&P SPDR Trust Oct 1080 Put OPTION              78462F103      259      175     X    SOLE                      175
Sp Acquisition Holdings Inc WARRANT             78470A112       44   146404     X    SOLE                   146404
SP Acquisition Holdings Inc COMMON              78470A104     1155   124287     X    SOLE                   124287
Sports Pptys Acquisition CorWARRANT             84920F115       64   212541     X    SOLE                   212541
Teck Cominco Ltd CL B       COMMON              878742204      263     9018     X    SOLE                     9018
Tremisis Energy Acq Corp II COMMON              89472N101      687    96798     X    SOLE                    96798
Tremisis Energy Acq Corp Ii WARRANT             89472N119       26   102608     X    SOLE                   102608
Trian Acquisition I Corp    WARRANT             89582E116      161   503407     X    SOLE                   503407
Trian Acquisition I Corp    COMMON              89582E108      927   104726     X    SOLE                   104726
Winthrop Realty Trust       COMMON              976391102      120    30890     X    SOLE                    30890
WR Grace & Co.              COMMON              38388F108     1676   110849     X    SOLE                   110849
Wrigley WM Jr Co            COMMON              982526105    29874   376253     X    SOLE                   376253